Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Fidelity Freedom Blend 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.57%
Past 5 years	9.90%
Since Inception	6.86%	[1]
Fidelity Freedom Blend 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.87%
Past 5 years	8.47%
Since Inception	5.38%	[1]
Fidelity Freedom Blend 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.67%
Past 5 years	7.55%
Since Inception	5.05%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	6.78%

[1]	A From August 31, 2018 .